Loans	12 Months Ended
Dec. 31, 2014
Receivables [Abstract]
Loans

NOTE 4 - LOANS

Loans at December 31, 2014 and 2013 were as follows:

	December 31, 2014	December 31, 2013
Loans that are not PCI loans
Construction and land development	$239,225	$113,710
Commercial real estate:
Nonfarm, nonresidential	240,975	114,852
Other	5,377	10,350
Residential real estate:
Closed-end 1-4 family	130,631	98,615
Other	83,129	39,851
Commercial and industrial	76,570	36,397
Consumer and other	8,025	8,250

Loans before net deferred loan fees	783,932	422,025
Deferred loan fees, net	(1,059)	(721)

Total loans that are not PCI loans	782,873	421,304

PCI loans
Construction and land development	$77	$—
Commercial real estate:
Nonfarm, nonresidential	1,798	—
Other	—	—
Residential real estate:
Closed-end 1-4 family	706	—
Other	108	—
Commercial and industrial	1,624	—
Consumer and other	2	—

Total PCI loans	4,315	—

Allowance for loan losses	(6,680)	(4,900)

Total loans, net of allowance for loan losses	$780,508	$416,404

The following table presents the activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2014 and 2013:

	Construction and Land Development	Commercial Real Estate	Residential Real Estate	Commercial and Industrial	Consumer and Other	Total
December 31, 2014
Allowance for loan losses:
Beginning balance	$1,552	$1,511	$1,402	$337	$98	$4,900
Provision for loan losses	1,138	523	385	371	(43)	2,374
Loans charged-off	—	(540)	(61)	(58)	—	(659)
Recoveries	—	—	65	—	—	65

Total ending allowance balance	$2,690	$1,494	$1,791	$650	$55	$6,680

	Construction and Land Development	Commercial Real Estate	Residential Real Estate	Commercial and Industrial	Consumer and Other	Total
December 31, 2013
Allowance for loan losses:
Beginning balance	$1,342	$1,267	$893	$275	$206	$3,983
Provision for loan losses	210	244	480	81	(108)	907
Loans charged-off	—	—	(107)	(19)	—	(126)
Recoveries	—	—	136	—	—	136

Total ending allowance balance	$1,552	$1,511	$1,402	$337	$98	$4,900

There was no allowance for loan losses for PCI loans for the years ended December 31, 2014 or 2013.

The following table presents the balance in the allowance for loan losses and the recorded investment in loans by portfolio segment and based on impairment method as of December 31, 2014 and 2013. Purchased and PCI loans are also included in the table. For purposes of this disclosure, recorded investment in loans excludes accrued interest receivable and loan fees, net due to immateriality.

	Construction and Land Development	Commercial Real Estate	Residential Real Estate	Commercial and Industrial	Consumer and Other	Total
December 31, 2014
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$—	$—	$—	$18	$—	$18
Collectively evaluated for impairment	2,690	1,494	1,791	632	55	6,662
Purchased credit-impaired loans	—	—	—	—	—	—

Total ending allowance balance	$2,690	$1,494	$1,791	$650	$55	$6,680

Loans:
Individually evaluated for impairment	$—	$835	$93	$18	$—	$946
Collectively evaluated for impairment	239,225	245,517	213,667	76,552	8,025	782,986
Purchased credit-impaired loans	77	1,798	814	1,624	2	4,315

Total ending loans balance	$239,302	$248,150	$214,574	$78,194	$8,027	$788,247

	Construction and Land Development	Commercial Real Estate	Residential Real Estate	Commercial and Industrial	Consumer and Other	Total
December 31, 2013
Allowance for loan losses:
Ending allowance balance attributable to loans:
Individually evaluated for impairment	$—	$455	$93	$—	$—	$548
Collectively evaluated for impairment	1,552	1,056	1,309	337	98	4,352

Total ending allowance balance	$1,552	$1,511	$1,402	$337	$98	$4,900

Loans:
Individually evaluated for impairment	$—	$3,361	$1,262	$—	$—	$4,623
Collectively evaluated for impairment	113,710	121,841	137,204	36,397	8,250	417,402

Total ending loans balance	$113,710	$125,202	$138,466	$36,397	$8,250	$422,025

Loans collectively evaluated for impairment reported at December 31, 2014 include certain loans acquired from MidSouth on July 1, 2014. The acquired loans were recorded at estimated fair value at date of acquisition, which included an estimated credit discount. On July 1, 2014, acquired non-PCI loans were recorded at an estimated fair value of $178,818, comprised of contractually unpaid principal totaling $183,832 net of estimated discounts totaling $5,014 which included both credit and interest rate discount components. Management evaluated these loans for credit deterioration since acquisition and determined that no allowance for loan losses was necessary at December 31, 2014.

The following table presents information related to impaired loans by class of loans as of December 31, 2014 and 2013:

	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated
December 31, 2014
With no allowance recorded:
Commercial real estate:
Nonfarm, nonresidential	$2,422	$835	$—
Residential real estate:
1-4 family	93	93	—

Subtotal	2,515	928	—

With an allowance recorded:
Commercial and industrial	18	18	18

Subtotal	18	18	18

Total	$2,533	$946	$18

December 31, 2013
With no allowance recorded:
Commercial real estate:
Nonfarm, nonresidential	$1,986	$1,986	$—
Residential real estate:
1-4 family	36	36	—

Subtotal	2,022	2,022	—

With an allowance recorded:
Commercial real estate:
Nonfarm, nonresidential	$2,480	$1,375	$455
Residential real estate:
1-4 family	1,687	1,226	93

Subtotal	4,167	2,601	548

Total	$6,189	$4,623	$548

The following table presents the average recorded investment of impaired loans by class of loans for the years ended December 31, 2014 and 2013:

Average Recorded Investment	2014	2013
With no allowance recorded:
Commercial real estate:
Nonfarm, nonresidential	587	1,986
Residential real estate:
1-4 family	94	37
Commercial and industrial	2	—

Subtotal	683	2,023

With an allowance recorded:
Commercial real estate:
Nonfarm, nonresidential	893	1,375
Residential real estate:
1-4 family	359	1,226
Commercial and industrial	53	—

Subtotal	1,305	2,601

Total	$1,988	$4,624

The impact on net interest income for these loans was not material to the Company’s results of operations for the years ended December 31, 2014 and 2013.

The following table presents the recorded investment in nonaccrual and loans past due over 90 days still on accrual by class of loans as of December 31, 2014 and 2013:

	Nonaccrual	Loans Past Due Over 90 Days
December 31, 2014
Commercial real estate:
Nonfarm, nonresidential	$835	$—
Other	—	—
Residential real estate:
Closed-end1-4 family	—	316
Other	—	—
Construction and land development	—	—
Commercial and industrial	—	—

Total	$835	$316

December 31, 2013
Commercial real estate:
Nonfarm, nonresidential	$1,375	$—
Residential real estate:
1-4 family	1,226	—

Total	$2,601	$—

Nonaccrual loans and loans past due 90 days still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans.

The following table presents the aging of the recorded investment in past due loans as of December 31, 2014 and 2013 by class of loans:

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 89 Days Past Due	Total Past Due	Loans Not Past Due	PCI Loans	Total
December 31, 2014
Construction and land development	$354	$—	$—	$354	$238,871	$77	$239,302
Commercial real estate:
Nonfarm, nonresidential	—	—	835	835	240,140	1,798	242,773
Other	—	—	—	—	5,377	—	5,377
Residential real estate:
Closed-end 1-4 family	299	165	316	780	129,851	706	131,337
Other	52	—	—	52	83,077	108	83,237
Commercial and industrial	—	212	—	212	76,358	1,624	78,194
Consumer and other	—	—	—	—	8,025	2	8,027

	$705	$377	$1,151	$2,233	$781,699	$4,315	$788,247

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 89 Days Past Due	Total Past Due	Loans Not Past Due	PCI Loans	Total
December 31, 2013
Construction and land development	$—	$—	$—	$—	$113,710	$—	$113,710
Commercial real estate:
Nonfarm, nonresidential	1,985	—	1,375	3,360	111,492	—	114,852
Other	—	—	—	—	10,350	—	10,350
Residential real estate:
Closed end 1-4 family	245	—	1,226	1,471	97,144	—	98,615
Other	—	—	—	—	39,851	—	39,851
Commercial and industrial	—	—	—	—	36,397	—	36,397
Consumer and other	—	—	—	—	8,250	—	8,250

	$2,230	$—	$2,601	$4,831	$417,194	$—	$422,025

Credit Quality Indicators: The Company categorizes loans into risk categories based on relevant information about the ability of borrowers to service their debt such as: current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis includes non-homogeneous loans, such as commercial and commercial real estate loans as well as non-homogeneous residential real estate loans. This analysis is performed on a quarterly basis. The Company uses the following definitions for risk ratings:

Special Mention. Loans classified as special mention have a potential weakness that deserves management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan or of the institution’s credit position at some future date.

Substandard. Loans classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans so classified have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the institution will sustain some loss if the deficiencies are not corrected.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans. The following table includes PCI loans, which are included in the “Substandard” column. Based on the most recent analysis performed, the risk category of loans by class of loans is as follows as of December 31, 2014 and 2013:

	Pass	Special Mention	Substandard	Total
December 31, 2014
Construction and land development	$239,225	$—	$77	$239,302
Commercial real estate:
Nonfarm, nonresidential	239,584	—	3,189	242,773
Other	5,377	—	—	5,377
Residential real estate:
Closed-end 1-4 family	128,869	—	2,468	131,337
Other	83,129	—	108	83,237
Commercial and industrial	76,552	—	1,642	78,194
Consumer and other	8,025	—	2	8,027

	$780,761	$—	$7,486	$788,247

	Pass	Special Mention	Substandard	Total
December 31, 2013
Construction and land development	$113,710	$—	$—	$113,710
Commercial real estate:
Nonfarm, nonresidential	110,938	—	3,914	114,852
Other	10,350	—	—	10,350
Residential real estate:
1-4 family	96,823	—	1,792	98,615
Other	39,851	—	—	39,851
Commercial and industrial	36,397	—	—	36,397
Consumer and other	8,250	—	—	8,250

	$416,319	$—	$5,706	$422,025

Purchased Credit-Impaired (“PCI”) Loans

Income is recognized on PCI loans pursuant to ASC Topic 310-30. A portion of the fair value discount has been recognized as an accretable yield that is accreted into interest income over the estimated remaining life of the loans. The remaining non-accretable difference represents cash flows not expected to be collected.

The table below summarizes the total contractually required principal and interest cash payments, management’s estimate of expected total cash payments and carrying value of the loans as of December 31, 2014. Contractually required principal and interest payments have been adjusted for estimated prepayments.

December 31, 2014
Contractually required principal and interest	$6,532
Non-accretable difference	(1,270)

Cash flows expected to be collected	5,262
Accretable yield	(947)

Carrying value of acquired loans	4,315
Allowance for loan losses	—

Carrying value less allowance for loan losses	$4,315

For the year ended December 31, 2014, the Company recognized $216 in accretion income from the accretable yield related to acquired PCI loans.

Troubled Debt Restructurings

The Company’s loan portfolio contains no loans that have been modified in a troubled debt restructuring.